Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity [Abstract]
Equity Attributable to Starwood's Stockholders

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5
Net income (loss)	122	—	—	—	122	—
Equity compensation activity and other	55	—	55	—	—	—
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(49)	—	—	(49)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	250	—	—	—	250	—
Equity compensation activity and other	101	—	97	—	—	4
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(10)	—	—	(10)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5